------------------------------------------------------
       Semiannual Report - Financial Statements
------------------------------------------------------


       T. ROWE PRICE

                                   Equity
                                   Index 500
                                   Fund

                                 -----------------
                                   June 30, 1998
                                 -----------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
Unaudited

----------------------
 Financial Highlights                           For a share outstanding throughout each period
------------------------------------------------------------------------------------------------

                              6 Months         Year
                                 Ended        Ended
                               6/30/98     12/31/97     12/31/96  12/31/95  12/31/94  12/31/93
NET ASSET VALUE
Beginning of period           $  26.38     $  20.34     $  17.21  $  13.09  $  13.48  $  12.63
Investment activities
Net investment income             0.16(S)      0.35**       0.38**    0.39*     0.36*     0.32*
Net realized and
unrealized gain (loss)            4.45         6.28         3.47      4.43     (0.23)     0.86
                              ..................................................................

Total from
investment activities             4.61         6.63         3.85      4.82      0.13      1.18
Distributions
Net investment income            (0.16)       (0.34)       (0.38)    (0.40)    (0.36)    (0.32)
Net realized gain                (0.02)       (0.25)       (0.34)    (0.30)    (0.09)    (0.01)
Distributions in excess
of net realized gain                --           --           --        --     (0.07)       --
                              ..................................................................
Total distributions              (0.18)       (0.59)       (0.72)    (0.70)    (0.52)    (0.33)

NET ASSET VALUE
End of period                 $  30.81     $  26.38     $  20.34  $  17.21  $  13.09  $  13.48
                              ------------------------------------------------------------------

Ratios/Supplemental Data

Total return.                    17.49%(S)    32.87%**     22.65%**  37.16%*    1.01%*    9.42%*
 ................................................................................................
Ratio of expenses to
average net assets                0.40%(S)+    0.40%**      0.40%**   0.45%*    0.45%*    0.45%*
 ................................................................................................
Ratio of net investment
income to average
net assets                        1.18%(S)+    1.49%**      2.05%**   2.54%*    2.73%*    2.40%*
 ................................................................................................
Portfolio turnover rate            1.2%         0.7%         1.3%      1.3%      1.3%      0.8%
 ................................................................................................
Net assets, end of period
(in millions)                 $  2,650     $  1,908     $    808  $    457  $    270  $    167
 ................................................................................................

 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through 12/31/95.
** Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through 12/31/97.
(S)Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through 12/31/99.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998


------------------------
Statement of Net Assets                              Shares/par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Common Stocks 99.3%

BASIC MATERIALS 0.7%

Aluminum 0.3%

Alcoa                                                    50,271   $      3,315
 ................................................................................
Alcan Aluminum                                           65,784          1,817
 ................................................................................
Reynolds Metals                                          21,302          1,192
 ................................................................................
                                                                         6,324
                                                                  ..............
Iron and Steel 0.1%

Nucor                                                    25,084          1,154
 ................................................................................
USX-U.S. Steel                                           24,224            799
 ................................................................................
Bethlehem Steel *                                        41,488            516
 ................................................................................
Worthington Industries                                   27,107            407
 ................................................................................
Armco *                                                  30,091            192
 ................................................................................
                                                                         3,068
                                                                  ..............
Miscellaneous Mining, Metals 0.1%

Phelps Dodge                                             17,421            996
 ................................................................................
Inco                                                     49,001            668
 ................................................................................
Cyprus Amax Minerals                                     27,247            361
 ................................................................................
ASARCO                                                   11,501            256
 ................................................................................
                                                                         2,281
                                                                  ..............
Precious Metals 0.2%

Barrick Gold                                            108,363          2,079
 ................................................................................
Newmont Mining                                           48,030          1,135
 ................................................................................
Placer Dome                                              71,683            842
 ................................................................................
Freeport McMoRan Copper & Gold (Class B)                 55,363            841
 ................................................................................
Homestake Mining                                         59,932            622
 ................................................................................
Battle Mountain Gold                                     66,390            394
 ................................................................................
                                                                         5,913
                                                                  ..............
Total Basic Materials                                                   17,586
                                                                  ..............

BUSINESS SERVICES AND
TRANSPORTATION  2.5%

Advertising  0.2%

Omnicom                                                  49,798          2,484
 ................................................................................
Interpublic Group                                        40,066          2,431
 ................................................................................
                                                                         4,915
                                                                  ..............

3
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--------------------------------------------------------------------------------



                                                     Shares/par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Air Transport 0.5%

AMR *                                                    53,016   $       4,414
 ................................................................................
Delta                                                    22,003           2,844
 ................................................................................
FDX *                                                    43,107           2,705
 ................................................................................
USAir *                                                  29,682           2,352
 ................................................................................
Southwest Airlines                                       65,773           1,948
 ................................................................................
                                                                         14,263
                                                                  ..............
Engineering Services 0.0%

EG&G                                                     12,373             371
 ................................................................................
                                                                            371
                                                                  ..............
Pollution Control 0.3%

Waste Management                                        132,808           4,648
 ................................................................................
Browning-Ferris                                          55,477           1,928
 ................................................................................
Laidlaw                                                  98,858           1,205
 ................................................................................
                                                                          7,781
                                                                  ..............
Railroads 0.5%

Burlington Northern Santa Fe                             45,632           4,480
 ................................................................................
Norfolk Southern                                        109,838           3,275
 ................................................................................
Union Pacific                                            73,047           3,223
 ................................................................................
CSX                                                      64,544           2,937
 ................................................................................
                                                                         13,915
                                                                  ..............
Services 1.0%

Cendant *                                               250,676           5,233
 ................................................................................
Marsh & McLennan                                         75,733           4,577
 ................................................................................
Service Corp. International                              75,206           3,224
 ................................................................................
Cognizant                                                47,520           2,994
 ................................................................................
Dun & Bradstreet *                                       51,753           1,870
 ................................................................................
Equifax                                                  43,852           1,592
 ................................................................................
Dow Jones                                                27,670           1,543
 ................................................................................
H&R Block                                                31,310           1,319
 ................................................................................
Ceridian *                                               21,410           1,258
 ................................................................................
Deluxe Corp.                                             24,194             866
 ................................................................................
Ryder System                                             21,569             681
 ................................................................................
                                                                         25,157
                                                                  ..............
Total Business Services and Transportation                               66,402
                                                                  ..............

4
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--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

CAPITAL EQUIPMENT 6.4%

Industrial Manufacturing 5.5%

GE                                                      956,536   $      87,045
 ................................................................................
Tyco International                                      170,437          10,738
 ................................................................................
3M                                                      119,636           9,833
 ................................................................................
AlliedSignal                                            163,471           7,254
 ................................................................................
United Technologies                                      67,567           6,250
 ................................................................................
Illinois Tool Works                                      73,527           4,903
 ................................................................................
Textron                                                  47,546           3,408
 ................................................................................
Corning                                                  66,606           2,315
 ................................................................................
Dover                                                    65,076           2,229
 ................................................................................
TRW                                                      35,722           1,951
 ................................................................................
Cooper Industries                                        35,447           1,947
 ................................................................................
Allegheny Teledyne                                       57,041           1,305
 ................................................................................
Parker Hannifin                                          32,380           1,234
 ................................................................................
Stanley Works                                            26,417           1,098
 ................................................................................
FMC *                                                    11,017             751
 ................................................................................
Pall                                                     34,637             710
 ................................................................................
National Service Industries                              12,923             657
 ................................................................................
Cummins Engine                                           11,687             599
 ................................................................................
Timken                                                   17,330             534
 ................................................................................
General Signal                                           14,145             509
 ................................................................................
Aeroquip-Vickers                                          8,714             509
 ................................................................................
Briggs & Stratton                                         8,241             309
 ................................................................................
Cincinnati Milacron                                      10,924             266
 ................................................................................
                                                                        146,354
                                                                  ..............
Producers Goods 0.9%

Caterpillar                                             109,148           5,771
 ................................................................................
Deere                                                    72,542           3,836
 ................................................................................
Ingersoll-Rand                                           47,721           2,103
 ................................................................................
Genuine Parts                                            51,402           1,777
 ................................................................................
Eaton                                                    21,625           1,681
 ................................................................................
W. W. Grainger                                           28,152           1,402
 ................................................................................
Johnson Controls                                         23,869           1,365
 ................................................................................
ITT Industries                                           34,266           1,281
 ................................................................................
Case                                                     21,218           1,024
 ................................................................................
Crane                                                    13,700             665
 ................................................................................
McDermott International                                  18,396             633
 ................................................................................

5
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Harnischfeger                                             13,037  $         369
 ................................................................................
Foster Wheeler                                            10,311            221
 ................................................................................
                                                                         22,128
                                                                  ..............
Total Capital Equipment                                                 168,482
                                                                  ..............

CONSUMER CYCLICALS 2.5%

Construction 0.3%

Masco                                                     48,034          2,906
 ................................................................................
Sherwin-Williams                                          52,519          1,740
 ................................................................................
Fluor                                                     24,582          1,253
 ................................................................................
Armstrong World                                           11,845            798
 ................................................................................
Centex                                                    17,110            646
 ................................................................................
Owens Corning                                             15,589            636
 ................................................................................
Kaufman & Broad                                           12,150            386
 ................................................................................
                                                                          8,365
                                                                  ..............
Consumer Durables 0.2%

Black & Decker                                            27,754          1,693
 ................................................................................
Whirlpool                                                 22,113          1,520
 ................................................................................
Maytag                                                    27,139          1,340
 ................................................................................
                                                                          4,553
                                                                  ..............
Motor Vehicles 1.9%

Ford Motor                                               354,232         20,900
 ................................................................................
GM                                                       205,817         13,751
 ................................................................................
Chrysler                                                 188,030         10,600
 ................................................................................
Dana                                                      31,161          1,667
 ................................................................................
PACCAR                                                    22,657          1,182
 ................................................................................
Echlin                                                    17,823            875
 ................................................................................
Navistar *                                                19,943            576
 ................................................................................
Fleetwood                                                 11,759            470
 ................................................................................
                                                                         50,021
                                                                  ..............
Real Estate 0.0%

Pulte                                                     10,906            326
 ................................................................................
                                                                            326
                                                                  ..............
Tire & Rubber 0.1%

Goodyear Tire & Rubber                                    45,339          2,922
 ................................................................................
Cooper Tire                                               23,779            490
 ................................................................................
                                                                          3,412
                                                                  ..............
Total Consumer Cyclicals                                                 66,677
                                                                  ..............

6
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--------------------------------------------------------------------------------



                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

CONSUMER NONDURABLES 11.7%

Agriculture, Food 2.4%

Unilever N.V. ADR                                      188,114    $      14,849
 ................................................................................
Sara Lee                                               137,975            7,718
 ................................................................................
Campbell                                               133,009            7,066
 ................................................................................
Heinz                                                  107,367            6,026
 ................................................................................
Bestfoods                                               84,174            4,887
 ................................................................................
Kellogg                                                119,445            4,487
 ................................................................................
ConAgra                                                139,291            4,414
 ................................................................................
Wrigley                                                 33,768            3,309
 ................................................................................
Archer Daniels Midland                                 165,721            3,211
 ................................................................................
General Mills                                           46,258            3,163
 ................................................................................
Pioneer Hi-Bred                                         70,894            2,933
 ................................................................................
Hershey Foods                                           41,992            2,898
 ................................................................................
                                                                         64,961
                                                                  ..............
Beverages 3.1%

Coca-Cola                                              723,045           61,821
 ................................................................................
PepsiCo                                                442,564           18,228
 ................................................................................
Quaker Oats                                             41,522            2,281
 ................................................................................
                                                                         82,330
                                                                  ..............
Containers 0.3%

Owens-Illinois *                                        44,250            1,980
 ................................................................................
Tenneco                                                 50,288            1,914
 ................................................................................
Crown Cork & Seal                                       37,562            1,784
 ................................................................................
Temple-Inland                                           16,640              896
 ................................................................................
Sealed Air *                                            24,264              892
 ................................................................................
Bemis                                                   15,254              624
 ................................................................................
Ball                                                     8,599              346
 ................................................................................
                                                                          8,436
                                                                  ..............
Cosmetics 1.5%

Procter & Gamble                                       391,664           35,666
 ................................................................................
Avon                                                    38,145            2,956
 ................................................................................
Alberto Culver (Class B)                                16,213              470
 ................................................................................
                                                                         39,092
                                                                  ..............
Leisure, Luxury 0.5%

Seagram                                                103,512            4,237
 ................................................................................
Mattel                                                  86,979            3,680
 ................................................................................
Hilton                                                  72,984            2,080
 ................................................................................

7
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--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


Hasbro                                                     39,290  $      1,545
 ................................................................................
Brunswick                                                  27,631           684
 ................................................................................
                                                                         12,226
                                                                   .............
Liquor 0.4%

Anheuser-Busch                                            142,856         6,741
 ................................................................................
Fortune Brands                                             52,028         2,000
 ................................................................................
Brown-Forman (Class B)                                     20,282         1,303
 ................................................................................
Coors (Class B)                                            11,118           379
 ................................................................................
                                                                         10,423
                                                                   .............
Photographic, Optical 0.3%

Eastman Kodak                                              94,307         6,891
 ................................................................................
Polaroid                                                   13,110           466
 ................................................................................
                                                                          7,357
                                                                   .............
Soaps, Houseware 1.8%

Gillette                                                  330,704        18,747
 ................................................................................
Colgate-Palmolive                                          87,328         7,685
 ................................................................................
Kimberly-Clark                                            163,112         7,483
 ................................................................................
Ralston Purina                                             31,293         3,655
 ................................................................................
Clorox                                                     29,378         2,802
 ................................................................................
Newell                                                     46,961         2,339
 ................................................................................
Rubbermaid                                                 43,751         1,452
 ................................................................................
International Flavors & Fragrances                         32,207         1,399
 ................................................................................
Ecolab                                                     38,097         1,181
 ................................................................................
Tupperware                                                 19,273           542
 ................................................................................
NACCO Industries (Class A)                                  2,317           299
 ................................................................................
                                                                         47,584
                                                                   .............
Textiles and Apparel 0.3%

NIKE (Class B)                                             84,191         4,099
 ................................................................................
V. F.                                                      35,235         1,815
 ................................................................................
Liz Claiborne                                              19,535         1,021
 ................................................................................
Fruit of the Loom (Class A) *                              20,919           694
 ................................................................................
Reebok *                                                   16,491           456
 ................................................................................
Springs Industries                                          6,739           311
 ................................................................................
Russell                                                     9,644           291
 ................................................................................
                                                                          8,687
                                                                   .............

8
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Tobacco 1.1%

Philip Morris                                           713,668      $   28,101
 ................................................................................
UST                                                      53,786           1,452
 ................................................................................
                                                                         29,553
                                                                     ...........
  Total Consumer Nondurables                                            310,649
                                                                     ...........
CONSUMER SERVICES 9.9%

Hotels, Restaurants 0.8%

McDonald's                                              201,233          13,885
 ................................................................................
Marriott (Class A)                                       74,900           2,425
 ................................................................................
Tricon Global Restaurants *                              42,976           1,362
 ................................................................................
Mirage Resorts *                                         51,629           1,100
 ................................................................................
Wendys                                                   39,160             920
 ................................................................................
Darden Restaurants                                       43,426             690
 ................................................................................
Harrah's Entertainment *                                 29,607             688
 ................................................................................
                                                                         21,070
                                                                     ...........
Media 2.8%

Disney                                                  199,395          20,949
 ................................................................................
Time Warner                                             173,418          14,816
 ................................................................................
MediaOne Group *                                        177,958           7,819
 ................................................................................
CBS                                                     211,111           6,703
 ................................................................................
Viacom (Class B) *                                      104,707           6,099
 ................................................................................
Tele-Communications (Class A) *                         149,457           5,740
 ................................................................................
Comcast (Class A Special)                               107,780           4,375
 ................................................................................
Clear Channel Communications *                           36,055           3,935
 ................................................................................
Tribune                                                  35,311           2,430
 ................................................................................
King World Productions *                                 21,575             550
 ................................................................................
                                                                         73,416
                                                                     ...........

Publishing 0.7%

Gannett                                                  82,737           5,880
 ................................................................................
McGraw-Hill                                              29,087           2,372
 ................................................................................
New York Times (Class A)                                 28,521           2,260
 ................................................................................
R.R. Donnelley                                           43,011           1,968
 ................................................................................
Times Mirror (Class A)                                   25,798           1,622
 ................................................................................
Knight-Ridder                                            23,263           1,281
 ................................................................................
American Greetings (Class A)                             21,910           1,116
 ................................................................................


9
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


Meredith                                                   14,917     $     700
 ................................................................................
Moore                                                      27,475           364
 ................................................................................
Jostens                                                    12,220           292
 ................................................................................
                                                                         17,855
                                                                      ..........
Retail - Clothing 0.5%

The Gap                                                   115,547         7,121
 ................................................................................
The Limited                                                77,028         2,551
 ................................................................................
TJX                                                        93,336         2,252
 ................................................................................
Nordstrom                                                  22,444         1,733
 ................................................................................
Venator Group *                                            38,070           728
 ................................................................................
                                                                         14,385
                                                                      ..........
Retail - Computer/Electronics 0.1%

Tandy                                                      29,260         1,553
 ................................................................................
Circuit City Stores                                        28,597         1,340
 ................................................................................
                                                                          2,893
                                                                      ..........
Retail - Food 0.6%

Albertson's                                                71,569         3,708
 ................................................................................
Kroger *                                                   74,854         3,209
 ................................................................................
Sysco                                                     100,476         2,575
 ................................................................................
Winn-Dixie                                                 43,057         2,204
 ................................................................................
American Stores                                            79,353         1,919
 ................................................................................
Giant Food (Class A)                                       18,536           798
 ................................................................................
Supervalu                                                  17,061           757
 ................................................................................
A & P                                                      11,962           396
 ................................................................................
                                                                         15,566
                                                                      ..........
Retail - General Department 2.9%

Wal-Mart                                                  658,361        39,995
 ................................................................................
Sears                                                     114,661         7,002
 ................................................................................
Dayton Hudson                                             127,218         6,170
 ................................................................................
J.C. Penney                                                73,147         5,290
 ................................................................................
May Department Stores                                      67,090         4,394
 ................................................................................
Costco Companies *                                         62,702         3,956
 ................................................................................
Federated Department Stores *                              61,857         3,329
 ................................................................................
Kmart *                                                   143,388         2,760
 ................................................................................
Dillards (Class A)                                         32,778         1,358
 ................................................................................
Harcourt General                                           20,694         1,231
 ................................................................................
Consolidated Stores *                                      32,967         1,195
 ................................................................................
Mercantile Stores                                          11,132           879
 ................................................................................
                                                                         77,559
                                                                      ..........
10
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--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Retail - All Other 1.5%

Home Depot                                               216,039      $  17,945
 ................................................................................
Walgreen                                                 145,196          5,999
 ................................................................................
CVS                                                      113,524          4,420
 ................................................................................
Lowes                                                    101,824          4,130
 ................................................................................
Rite Aid                                                  76,081          2,858
 ................................................................................
Toys "R" Us *                                             81,218          1,914
 ................................................................................
AutoZone *                                                44,552          1,423
 ................................................................................
Pep Boys                                                  18,913            358
 ................................................................................
Longs Drug Stores                                         11,226            324
 ................................................................................
                                                                         39,371
                                                                      ..........
  Total Consumer Services                                               262,115
                                                                      ..........

ENERGY 7.9%

Domestic Petroleum Reserves 1.1%

Amoco                                                    284,688         11,850
 ................................................................................
Atlantic Richfield                                        94,884          7,413
 ................................................................................
Phillips Petroleum                                        76,438          3,683
 ................................................................................
Burlington Resources                                      53,003          2,283
 ................................................................................
Union Pacific Resources                                   74,793          1,314
 ................................................................................
Anadarko Petroleum                                        17,977          1,208
 ................................................................................
Apache                                                    28,141            886
 ................................................................................
Pennzoil                                                  14,140            716
 ................................................................................
                                                                         29,353
                                                                      ..........
Foreign Petroleum Reserves 0.0%

Kerr-McGee                                                13,619            788
 ................................................................................
                                                                            788
                                                                      ..........
Gas Utilities 0.7%

Enron                                                     96,882          5,238
 ................................................................................
Williams Companies                                       124,199          4,192
 ................................................................................
Sempra Energy *                                           69,791          1,937
 ................................................................................
Consolidated Natural Gas                                  28,540          1,680
 ................................................................................
Columbia Gas System                                       23,814          1,325
 ................................................................................
Sonat                                                     32,179          1,243
 ................................................................................
NICOR                                                     13,920            558
 ................................................................................
Peoples Energy                                            11,375            439
 ................................................................................
ONEOK                                                      8,754            349
 ................................................................................
Eastern Enterprises                                        6,818            292
 ................................................................................
                                                                         17,253
                                                                      ..........
11

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--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

International Oil 3.7%

Exxon                                                  719,254        $  51,292
 ................................................................................
Mobil                                                  228,771           17,529
 ................................................................................
Chevron                                                191,144           15,877
 ................................................................................
Texaco                                                 160,010            9,551
 ................................................................................
Unocal                                                  70,758            2,530
 ................................................................................
Oryx Energy *                                           30,116              666
 ................................................................................
                                                                         97,445
                                                                      ..........
Oil Refining, Distribution 1.6%

Royal Dutch Petroleum ADR                              629,515           34,505
 ................................................................................
USX-Marathon                                            85,789            2,944
 ................................................................................
Coastal                                                 31,452            2,196
 ................................................................................
Amerada Hess                                            27,337            1,485
 ................................................................................
Ashland                                                 22,905            1,182
 ................................................................................
Sun Company                                             27,238            1,057
 ................................................................................
                                                                         43,369
                                                                      ..........
Oil Service 0.8%

Schlumberger                                           146,929           10,037
 ................................................................................
Halliburton                                             76,886            3,426
 ................................................................................
Dresser Industries                                      52,577            2,317
 ................................................................................
Baker Hughes                                            49,001            1,694
 ................................................................................
Western Atlas                                           16,264            1,380
 ................................................................................
Rowan *                                                 24,102              468
 ................................................................................
Helmerich & Payne                                       15,674              349
 ................................................................................
                                                                         19,671
                                                                      ..........
  Total Energy                                                          207,879
                                                                      ..........
FINANCIAL 17.6%

Banks 8.5%

NationsBank                                            281,210           21,513
 ................................................................................
Citicorp                                               132,884           19,833
 ................................................................................
Chase Manhattan                                        250,256           18,894
 ................................................................................
BankAmerica                                            202,257           17,483
 ................................................................................
First Union                                            282,053           16,430
 ................................................................................
BANC ONE                                               204,540           11,416
 ................................................................................
Wells Fargo                                             25,480            9,402
 ................................................................................
U.S. Bancorp                                           216,033            9,289
 ................................................................................
Norwest                                                219,621            8,208
 ................................................................................
First Chicago NBD                                       85,126            7,544
 ................................................................................

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                     SHARES/PAR           VALUE
--------------------------------------------------------------------------------
                                                                   In thousands

Fleet Financial Group                                    82,806       $   6,914
 ................................................................................
National City                                            95,216           6,760
 ................................................................................
Bank of New York                                        109,471           6,644
 ................................................................................
J. P. Morgan                                             51,378           6,018
 ................................................................................
Mellon Bank                                              76,451           5,323
 ................................................................................
Wachovia                                                 60,533           5,115
 ................................................................................
SunTrust                                                 61,607           5,009
 ................................................................................
BankBoston                                               85,552           4,759
 ................................................................................
PNC Bank                                                 88,238           4,748
 ................................................................................
Fifth Third Bancorp                                      73,154           4,602
 ................................................................................
KeyCorp                                                 128,630           4,583
 ................................................................................
Bankers Trust New York                                   28,668           3,327
 ................................................................................
State Street                                             46,444           3,228
 ................................................................................
Comerica                                                 46,458           3,078
 ................................................................................
BB&T                                                     41,234           2,789
 ................................................................................
Summit Bancorp                                           53,166           2,525
 ................................................................................
Northern Trust                                           32,686           2,491
 ................................................................................
Republic New York                                        32,366           2,037
 ................................................................................
Mercantile Bancorporation                                39,900           2,010
 ................................................................................
Huntington Bancshares                                    54,686           1,835
 ................................................................................
Synovus Financial                                        75,015           1,782
 ................................................................................
                                                                        225,589
                                                                      ..........
Life Insurance 1.0%

American General                                         72,973           5,195
 ................................................................................
Aetna                                                    42,959           3,270
 ................................................................................
Sunamerica                                               56,853           3,266
 ................................................................................
Lincoln National                                         29,343           2,681
 ................................................................................
Conseco                                                  54,418           2,544
 ................................................................................
Providian Financial                                      27,574           2,166
 ................................................................................
Transamerica                                             18,431           2,122
 ................................................................................
Torchmark                                                41,040           1,878
 ................................................................................
Jefferson Pilot                                          31,811           1,843
 ................................................................................
                                                                         24,965
                                                                      ..........
Miscellaneous Finance 3.5%

Travelers Group                                         336,428          20,396
 ................................................................................
Morgan Stanley Dean Witter Discover                     175,635          16,049
 ................................................................................
American Express                                        136,015          15,506
 ................................................................................
Merrill Lynch                                           100,833           9,302
 ................................................................................
Associates First Capital (Class A)                      100,789           7,748
 ................................................................................

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

MBNA                                                    146,703       $   4,841
 ................................................................................
Household International                                  93,806           4,667
 ................................................................................
Franklin Resources                                       73,500           3,969
 ................................................................................
Lehman Brothers                                          34,543           2,679
 ................................................................................
Charles Schwab                                           76,493           2,486
 ................................................................................
Beneficial                                               15,069           2,308
 ................................................................................
Bear Stearns                                             33,400           1,900
 ................................................................................
SLM Holding                                              24,500           1,200
 ................................................................................
Capital One Financial                                     3,100             385
 ................................................................................
                                                                         93,436
                                                                      ..........
Mortgage Financing 1.2%
Fannie Mae                                              307,603          18,687
 ................................................................................
Freddie Mac                                             203,370           9,571
 ................................................................................
Green Tree Financial                                     39,752           1,702
 ................................................................................
Countrywide Credit                                       31,342           1,590
 ................................................................................
                                                                         31,550
                                                                      ..........
Other Insurance 3.1%
American International Group                            204,804          29,901
 ................................................................................
Allstate                                                124,795          11,427
 ................................................................................
General Re                                               23,011           5,833
 ................................................................................
CIGNA                                                    64,396           4,443
 ................................................................................
Chubb                                                    50,006           4,019
 ................................................................................
Hartford Financial Services                              34,362           3,930
 ................................................................................
Aon                                                      49,055           3,446
 ................................................................................
Progressive                                              21,135           2,980
 ................................................................................
Loews                                                    33,801           2,945
 ................................................................................
St. Paul Companies                                       67,274           2,830
 ................................................................................
UNUM                                                     40,987           2,275
 ................................................................................
MBIA                                                     28,517           2,135
 ................................................................................
MGIC Investment                                          33,905           1,935
 ................................................................................
Cincinnati Financial                                     50,062           1,931
 ................................................................................
SAFECO                                                   40,670           1,847
 ................................................................................
                                                                         81,877
                                                                      ..........
Thrift Institutions 0.3%
Washington Mutual                                       112,555           4,886
 ................................................................................
H. F. Ahmanson                                           32,106           2,279
 ................................................................................
Golden West Financial                                    16,715           1,777
 ................................................................................
                                                                          8,942
                                                                      ..........
Total Financial                                                         466,359
                                                                      ..........

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands
HEALTH CARE 11.7%

Drugs, Medicine 10.0%
Merck                                                   349,503       $  46,746
 ................................................................................
Pfizer                                                  383,419          41,673
 ................................................................................
Bristol-Myers Squibb                                    290,955          33,442
 ................................................................................
Johnson & Johnson                                       394,743          29,112
 ................................................................................
Eli Lilly                                               324,070          21,409
 ................................................................................
American Home Products                                  383,302          19,836
 ................................................................................
Schering-Plough                                         215,046          19,704
 ................................................................................
Abbott Laboratories                                     450,796          18,426
 ................................................................................
Warner-Lambert                                          241,346          16,743
 ................................................................................
Pharmacia & Upjohn                                      149,009           6,873
 ................................................................................
Amgen *                                                  76,986           5,035
 ................................................................................
Cardinal Health                                          32,859           3,081
 ................................................................................
ALZA *                                                   25,022           1,082
 ................................................................................
Allergan                                                 18,803             872
 ................................................................................
Mallinkrodt                                              21,861             649
 ................................................................................
                                                                        264,683
                                                                      ..........
Health Care (non-drug) 1.1%
Medtronic                                               137,985           8,797
 ................................................................................
Baxter International                                     83,104           4,472
 ................................................................................
Boston Scientific *                                      57,654           4,130
 ................................................................................
Guidant                                                  44,532           3,176
 ................................................................................
Becton, Dickinson                                        36,154           2,806
 ................................................................................
Biomet                                                   33,504           1,108
 ................................................................................
United States Surgical                                   22,936           1,046
 ................................................................................
St. Jude Medical *                                       25,676             945
 ................................................................................
Bausch & Lomb                                            16,366             820
 ................................................................................
C. R. Bard                                               15,941             607
 ................................................................................
                                                                         27,907
                                                                      ..........
HMO/Hospital Management 0.6%
Columbia/HCA Healthcare                                 189,804           5,528
 ................................................................................
United HealthCare                                        54,601           3,467
 ................................................................................
HealthSouth *                                           115,809           3,091
 ................................................................................
Tenet Healthcare *                                       92,019           2,875
 ................................................................................
Humana *                                                 49,240           1,536
 ................................................................................
Manor Care                                               18,687             718
 ................................................................................
                                                                         17,215
                                                                      ..........
Total Health Care                                                       309,805
                                                                      ..........

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

PROCESS INDUSTRIES 3.1%

Chemicals 2.4%
DuPont                                                 328,923        $  24,546
 ................................................................................
Monsanto                                               176,698            9,873
 ................................................................................
Dow Chemical                                            66,604            6,440
 ................................................................................
PPG Industries                                          51,654            3,593
 ................................................................................
Occidental Petroleum                                   107,839            2,912
 ................................................................................
Air Products and Chemicals                              67,976            2,719
 ................................................................................
Praxair                                                 45,938            2,151
 ................................................................................
Union Carbide                                           39,780            2,123
 ................................................................................
Rohm & Haas                                             18,017            1,873
 ................................................................................
Avery Dennison                                          30,104            1,618
 ................................................................................
Eastman Chemical                                        23,474            1,461
 ................................................................................
Hercules                                                27,401            1,127
 ................................................................................
Sigma Aldrich                                           28,498            1,003
 ................................................................................
Morton International                                    37,966              949
 ................................................................................
Engelhard                                               42,665              864
 ................................................................................
Nalco Chemical                                          19,652              690
 ................................................................................
Great Lakes Chemical                                    16,716              659
 ................................................................................
W. R. Grace                                             19,709              336
 ................................................................................
                                                                         64,937
                                                                      ..........
Forest Products 0.0%
Louisiana Pacific                                       30,457              556
 ................................................................................
                                                                            556
                                                                      ..........
Paper 0.7%
International Paper                                     88,405            3,801
 ................................................................................
Fort James                                              64,507            2,871
 ................................................................................
Weyerhaeuser                                            58,490            2,701
 ................................................................................
Georgia-Pacific                                         26,709            1,574
 ................................................................................
Champion International                                  29,167            1,435
 ................................................................................
Willamette Industries                                   33,673            1,077
 ................................................................................
Union Camp                                              20,074              996
 ................................................................................
Mead                                                    30,991              984
 ................................................................................
Westvaco                                                30,221              854
 ................................................................................
Boise Cascade                                           16,035              525
 ................................................................................
Stone Container *                                       30,572              478
 ................................................................................
Potlatch                                                 8,943              376
 ................................................................................
                                                                         17,672
                                                                      ..........
Total Process Industries                                                 83,165
                                                                      ..........

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

TECHNOLOGY 16.2%

Aerospace 0.8%
Boeing                                                  297,271       $  13,247
 ................................................................................
Lockheed Martin                                          56,910           6,025
 ................................................................................
General Dynamics                                         36,088           1,678
 ................................................................................
B. F. Goodrich                                           20,163           1,001
 ................................................................................
                                                                         21,951
                                                                      ..........
Analytical Equipment 0.9%
Emerson Electric                                        128,365           7,750
 ................................................................................
Raytheon (Class B)                                       88,974           5,261
 ................................................................................
Honeywell                                                37,293           3,116
 ................................................................................
Northrop                                                 19,430           2,004
 ................................................................................
Thermo Electron *                                        47,447           1,622
 ................................................................................
Perkin-Elmer                                             14,674             912
 ................................................................................
KLA-Tencor *                                             25,189             698
 ................................................................................
Snap-On                                                  17,175             623
 ................................................................................
Raytheon (Class A)                                       10,200             588
 ................................................................................
Tektronix                                                14,106             499
 ................................................................................
Millipore                                                11,619             317
 ................................................................................
                                                                         23,390
                                                                      ..........
Business Machines 4.0%
IBM                                                     282,778          32,466
 ................................................................................
Hewlett-Packard                                         303,396          18,166
 ................................................................................
Dell Computer *                                         190,590          17,683
 ................................................................................
COMPAQ Computer                                         482,859          13,701
 ................................................................................
Xerox                                                    96,144           9,771
 ................................................................................
Sun Microsystems *                                      110,344           4,796
 ................................................................................
Pitney Bowes                                             84,364           4,060
 ................................................................................
Gateway 2000 *                                           45,700           2,314
 ................................................................................
Apple Computer *                                         37,670           1,082
 ................................................................................
Silicon Graphics *                                       54,562             662
 ................................................................................
Ikon Office Solutions                                    38,290             558
 ................................................................................
Data General *                                           12,138             181
 ................................................................................
                                                                        105,440
                                                                      ..........
Communications Equipment 2.2%
Lucent Technologies                                     385,222          32,046
 ................................................................................
Motorola                                                174,795           9,188
 ................................................................................
Northern Telecom                                        152,049           8,629
 ................................................................................

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Tellabs *                                                52,159       $   3,734
 ................................................................................
General Instrument *                                     44,303           1,204
 ................................................................................
DSC Communications *                                     36,671           1,098
 ................................................................................
Harris                                                   23,459           1,048
 ................................................................................
Scientific-Atlanta                                       24,385             619
 ................................................................................
                                                                         57,566
                                                                      ..........
Computer Communications 1.4%
Cisco Systems *                                         299,862          27,616
 ................................................................................
3Com *                                                  102,876           3,160
 ................................................................................
Ascend Communications *                                  56,400           2,794
 ................................................................................
Bay Networks *                                           64,539           2,081
 ................................................................................
Cabletron Systems *                                      43,696             587
 ................................................................................
                                                                         36,238
                                                                      ..........
Computer Peripherals 0.3%
EMC *                                                   146,540           6,567
 ................................................................................
Seagate Technology *                                     72,713           1,731
 ................................................................................
                                                                          8,298
                                                                      ..........
Computer Services 0.8%
Automatic Data Processing                                87,595           6,383
 ................................................................................
HBO                                                     126,740           4,471
 ................................................................................
First Data                                              123,674           4,120
 ................................................................................
Computer Sciences                                        44,808           2,868
 ................................................................................
Unisys *                                                 72,173           2,039
 ................................................................................
Shared Medical Systems                                    7,621             560
 ................................................................................
                                                                         20,441
                                                                      ..........
Computer Software 3.7%
Microsoft *                                             722,266          78,298
 ................................................................................
Computer Associates                                     158,973           8,833
 ................................................................................
Oracle *                                                288,045           7,066
 ................................................................................
Parametric Technology *                                  79,176           2,145
 ................................................................................
Novell *                                                105,668           1,350
 ................................................................................
Adobe Systems                                            20,606             876
 ................................................................................
Autodesk                                                 13,435             518
 ................................................................................
                                                                         99,086
                                                                      ..........
Electronic Manufacturing Equipment 0.1%
Applied Materials *                                     106,335           3,140
 ................................................................................
                                                                          3,140
                                                                      ..........

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Electronics 2.0%
Intel                                                   497,927       $  36,893
 ................................................................................
Texas Instruments                                       114,385           6,670
 ................................................................................
Rockwell International                                   59,182           2,845
 ................................................................................
AMP                                                      64,038           2,201
 ................................................................................
Micron Technology *                                      60,667           1,505
 ................................................................................
LSI Logic *                                              41,486             957
 ................................................................................
Thomas & Betts                                           15,693             773
 ................................................................................
Raychem                                                  25,126             743
 ................................................................................
Advanced Micro Devices *                                 39,782             679
 ................................................................................
National Semiconductor *                                 46,351             611
 ................................................................................
Andrew *                                                 26,847             484
 ................................................................................
                                                                         54,361
                                                                      ..........
Total Technology                                                        429,911
                                                                      ..........
UTILITIES 9.1%

Electric Utilities 2.4%
Duke Energy                                             105,023           6,223
 ................................................................................
Southern Company                                        205,222           5,682
 ................................................................................
PG&E                                                    124,079           3,916
 ................................................................................
FPL Group                                                53,464           3,368
 ................................................................................
Edison International                                    111,987           3,311
 ................................................................................
Consolidated Edison                                      69,360           3,195
 ................................................................................
Texas Utilities                                          74,184           3,088
 ................................................................................
Houston Industries                                       81,504           2,516
 ................................................................................
American Electric Power                                  54,838           2,488
 ................................................................................
Public Service Enterprise                                68,515           2,360
 ................................................................................
Dominion Resources                                       56,472           2,301
 ................................................................................
Unicom                                                   62,735           2,200
 ................................................................................
Entergy                                                  74,029           2,128
 ................................................................................
FirstEnergy                                              67,515           2,076
 ................................................................................
PacifiCorp                                               88,592           2,004
 ................................................................................
PECO Energy                                              65,717           1,918
 ................................................................................
Carolina Power & Light                                   44,135           1,914
 ................................................................................
DTE Energy                                               42,769           1,727
 ................................................................................
Central and South West                                   62,238           1,673
 ................................................................................
CINergy                                                  45,439           1,590
 ................................................................................
Ameren                                                   39,988           1,590
 ................................................................................

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                        Shares/par           Value
-------------------------------------------------------------------------------------
                                                                      In thousands

   GPU                                                      36,769     $     1,390
   ..................................................................................
   BGE                                                      42,799           1,329
   ..................................................................................
   Northern States Power                                    44,432           1,272
   ..................................................................................
   PP&L Resources                                           46,846           1,063
   ..................................................................................
   Niagara Mohawk *                                         41,016             613
   ..................................................................................
                                                                            62,935
                                                                       ..............
   Telephone, Telegraph 6.7%

   AT&T                                                    474,787          27,122
   ..................................................................................
   SBC Communications                                      540,750          21,630
   ..................................................................................
   Bell Atlantic                                           455,890          20,800
   ..................................................................................
   BellSouth                                               290,269          19,484
   ..................................................................................
   GTE                                                     281,845          15,678
   ..................................................................................
   WorldCom *                                              301,385          14,570
   ..................................................................................
   Ameritech                                               324,277          14,552
   ..................................................................................
   MCI                                                     211,146          12,266
   ..................................................................................
   AirTouch Communications *                               167,198           9,771
   ..................................................................................
   Sprint                                                  125,674           8,860
   ..................................................................................
   U.S. WEST Communications                                145,824           6,854
   ..................................................................................
   ALLTEL                                                   54,900           2,553
   ..................................................................................
   NEXTEL Communications *                                  80,700           2,005
   ..................................................................................
   Frontier                                                 50,844           1,601
   ..................................................................................
                                                                           177,746
                                                                       ..............
   Total Utilities                                                         240,681
                                                                       ..............
   Total Common Stocks (Cost $1,770,165)                                 2,629,711
                                                                       ..............

   Short-Term Investments 0.9%

   U.S. Government Obligations 0.1%

   U.S. Treasury Bills, 5.03 - 5.09%, 9/10 - 10/15/98  $ 3,000,000           2,965
   ..................................................................................
                                                                             2,965
                                                                       ..............
   Money Market Funds 0.8%

   Reserve Investment Fund, 5.69% #                     21,888,410          21,889
   ..................................................................................
                                                                            21,889
                                                                       ..............
   Total Short-Term Investments (Cost $24,854)                              24,854
                                                                       ..............

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                    Shares/par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

100.2% of Net Assets (Cost $1,795,019)                              $ 2,654,565


Futures Contracts

In thousands

                                                           Contract  Unrealized
                                             Expiration    Value     Gain (Loss)
                                             ----------    --------  -----------
Long, 70 Standard & Poor's 500 Stock Index
contracts, $1,500,000 Of U.S. Treasury Bills
pledged as initial margin                    9/98           $20,003  $      429

Net payments (receipts) of variation
margin to date                                                             (573)
                                                                     ...........
Variation margin receivable
(payable) on open futures contracts                                        (145)


Other Assets Less Liabilities                                            (4,623)
                                                                     ...........

NET ASSETS                                                           $2,649,797
                                                                     ...........

NET ASSETS CONSIST OF:

Accumulated net investment income - net of distributions             $      722

Accumulated net realized gain/loss - net of distributions                19,874

Net unrealized gain (loss)                                              859,975



Paid-in-capital applicable to 86,002,588 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares authorized      1,769,226
                                                                     ...........

NET ASSETS                                                           $2,649,797
                                                                     -----------

NET ASSET VALUE PER SHARE                                                $30.81
                                                                     -----------


  *  Non-income producing
  #  Seven-day yield
ADR  American Depository Receipt


  The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
Unaudited


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands



                                                                       6 Months
                                                                          Ended
                                                                        6/30/98

 Investment Income

 Income
   Dividend                                                          $   16,884
   Interest                                                               1,250
                                                                     ..........
   Total income                                                          18,134
                                                                     ..........
 Expenses
   Shareholder servicing                                                  2,234
   Investment management                                                  1,974
   Registration                                                             167
   Custody and accounting                                                   107
   Prospectus and shareholder reports                                        79
   Legal and audit                                                           13
   Directors                                                                  6
   Miscellaneous                                                             10
                                                                     ..........
   Total expenses                                                         4,590
                                                                     ..........
 Net investment income                                                   13,544
                                                                     ..........
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss)
   Securities                                                            14,642
   Futures                                                                4,910
                                                                     ..........
   Net realized gain (loss)                                              19,552
                                                                     ..........
 Change in net unrealized gain or loss
   Securities                                                           326,856
   Futures                                                                  349
                                                                     ..........
   Change in net unrealized gain or loss                                327,205
                                                                     ..........
 Net realized and unrealized gain (loss)                                346,757
                                                                     ..........
 INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                                              $  360,301
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
Unaudited


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                         6 Months          Year
                                                            Ended         Ended
                                                          6/30/98      12/31/97

 INCREASE (DECREASE) IN NET ASSETS

 Operations

  Net investment income                               $    13,544   $    20,941

  Net realized gain (loss)                                 19,552        13,440
  Change in net unrealized gain or loss                   327,205       328,370
                                                      ..........................
  Increase (decrease) in net assets from operations       360,301       362,751
                                                      ..........................

 Distributions to shareholders
  Net investment income                                   (13,225)      (20,538)
  Net realized gain                                        (1,585)      (15,557)
                                                      ..........................
  Decrease in net assets from distributions               (14,810)      (36,095)
                                                      ..........................
 Capital share transactions*

  Shares sold                                             693,627     1,089,014
  Distributions reinvested                                 14,434        35,129
  Shares redeemed                                        (312,164)     (350,274)
  Redemption fees received                                     88           141
                                                      ..........................
  Increase (decrease) in net assets from capital
  share transactions                                      395,985       774,010
                                                      ..........................


 NET ASSETS

 Increase (decrease) during period                        741,476     1,100,666
 Beginning of period                                    1,908,321       807,655
                                                      ..........................
 End of period                                        $ 2,649,797   $ 1,908,321
                                                      --------------------------

*Share information
   Shares sold                                             24,002        45,621
   Distributions reinvested                                   477         1,426
   Shares redeemed                                        (10,820)      (14,418)
                                                      ..........................
 Increase (decrease) in shares outstanding                 13,659        32,629




The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 1998


------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

   T. Rowe Price Equity Market Index Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 30, 1990.

   The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

   VALUATION Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

   Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

   Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

   For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

   CURRENCY TRANSLATION Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

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T. ROWE PRICE EQUITY INDEX 500 FUND
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   of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

   PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

   OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included.


NOTE 2 - INVESTMENT TRANSACTIONS

   Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

   FUTURES CONTRACTS At June 30, 1998, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

   SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. Treasury securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the

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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

   borrower fails to return them. At June 30, 1998, the value of loaned securities was $86,573,854; aggregate collateral consisted of $82,936,301 in the securities lending collateral pool.

   OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $442,556,000 and $26,564,000, respectively, for the six months ended June 30, 1998.

NOTE 3 - FEDERAL INCOME TAXES

   No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

   At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,795,019,000, and net unrealized gain aggregated $859,546,000, of which $883,107,000 related to appreciated investments and $23,561,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

   The investment management and administrative agreement between the fund and
   T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $348,000 was payable at June 30, 1998. The fee is computed daily and paid monthly, and is equal to 0.20% of the fund's average daily net assets.

   Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1999, which would cause the fund's ratio of expenses to average net assets to exceed 0.40%. Thereafter, through December 31, 2001, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.40%. Pursuant to this agreement, $318,000 of management fees were not accrued by the fund for the six months ended June 30, 1998. Additionally, $653,000 of unaccrued management fees from a previous agreement are subject to reimbursement through December 31, 1999.

   In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price

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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

   and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,022,000 for the six months ended June 30, 1998, of which $366,000 was payable at period-end.

   The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $1,031,000 and are reflected as interest income in the accompanying Statement of Operations.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call: 1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received a
copy of the prospectus of the T. Rowe
Price Equity Market Index Funds.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor.           F50-051  6/30/98